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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/08

Check here if Amendment |_|; Amendment Number: ___________

     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hambrecht & Quist Capital Management LLC
Address:  2 Liberty Square, 9th floor
          Boston, MA 02109

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carolyn P.Haley
Title:  Chief Compliance Officer
Phone:  617-772-8500

Signature, Place, and Date of Signing:


/s/ Carolyn P.Haley                     Boston, MA                     8/8/08
----------------------------          [City, State]                    [Date]
[Signature]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name

28-_________________    __________________________________
[Repeat as necessary.]


                                       9

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    65

Form 13F Information Table Value Total: $545,800
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number  Name

______  28-_________________  _____________________

[Repeat as necessary.]


                                       10

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                                  FORM 13F                        (SEC USE ONLY)

Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC

Page 1 of 1

                                                                                                                     COLUMN 8
                                                                                      COLUMN 6                        VOTING
COLUMN 1                    COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5        INVESTMENT DISCRETION           AUTHORITY (SHARES)
                                                                              ------------------------          -------------------
                                                                                   (b) SHARED-   (c)   COLUMN 7
                                                   VALUE   SHARES OR SH/ PUT/  (a) AS DEFINED  SHARED-  OTHER    (a)   (b)    (c)
NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL SOLE IN INSTR. V  OTHER  MANGERS  SOLE SHARED  NONE
------------------------ -------------- --------- -------- --------- --- ---- ---- ----------- ------- -------- ---- ------ -------
ACADIA Pharmaceuticals,
   Inc.                      Common     004225108    4,390 1,189,768  SH      Sole                        NA    Sole
Aetna Inc.                   Common     00817Y108    4,661   115,000  SH      Sole                        NA    Sole
Affymax Inc.                 Common     00826A109    2,151   135,182  SH      Sole                        NA    Sole
Akorn, Inc.                  Common     009728106    5,489 1,658,289  SH      Sole                        NA    Sole
Align Technology, Inc.       Common     016255101    8,378   798,700  SH      Sole                        NA    Sole
Alkermes, Inc.               Common     01642T108    6,860   555,000  SH      Sole                        NA    Sole
Allergan, Inc.               Common     018490102    6,600   126,800  SH      Sole                        NA    Sole
Alnylam Pharmaceuticals,
   Inc.                      Common     02043Q107    1,409    52,700  SH      Sole                        NA    Sole
Amgen, Inc.                  Common     031162100   11,026   233,800  SH      Sole                        NA    Sole
Applera Corporation -
   Applied Biosystems        Common     038020103    3,348   100,000  SH      Sole                        NA    Sole
Athersys, Inc.               Common     04744L106    1,568   800,000  SH      Sole                        NA    Sole
Avalon Pharmaceuticals,
   Inc.                      Common     05346P106      483   405,721  SH      Sole                        NA    Sole
Baxter International
   Inc.                      Common     071813109   18,428   288,200  SH      Sole                        NA    Sole
Becton, Dickinson and
   Company                   Common     075887109   15,398   189,400  SH      Sole                        NA    Sole
Biogen Idec Inc.             Common     09062X103    9,457   169,200  SH      Sole                        NA    Sole
BioMarin Pharmaceuti-
   cals, Inc.                Common     09061G101    3,999   138,000  SH      Sole                        NA    Sole
CardioNet, Inc.              Common     14159L103   34,676 1,446,813  SH      Sole                        NA    Sole
Celgene Corp.                Common     151020104   19,525   305,700  SH      Sole                        NA    Sole
Cougar Biotechnology,
   Inc.                      Common     222083107    5,669   237,914  SH      Sole                        NA    Sole
Critical Therapeutics,
   Inc.                      Common     22674T105      280   756,272  SH      Sole                        NA    Sole
CVS Caremark Corporation     Common     126650100   11,238   284,000  SH      Sole                        NA    Sole
deCODE Genetics, Inc.         Note      243586AB0      224   700,000  SH      Sole                        NA    Sole
Dentsply International,
   Inc.                      Common     249030107    4,810   130,700  SH      Sole                        NA    Sole
Eclipsys Corporation         Common     278856109    5,368   292,400  SH      Sole                        NA    Sole
Exelixis, Inc.               Common     30161Q104    9,146 1,829,230  SH      Sole                        NA    Sole
Forest Laboratories,
   Inc.                      Common     345838106    7,504   216,000  SH      Sole                        NA    Sole
Genentech, Inc.              Common     368710406    8,326   109,700  SH      Sole                        NA    Sole
Genzyme Corporation          Common     372917104   22,173   307,875  SH      Sole                        NA    Sole
Gilead Sciences, Inc.        Common     375558103   31,955   603,500  SH      Sole                        NA    Sole
HealthExtras, Inc.           Common     422211102    8,813   292,400  SH      Sole                        NA    Sole
Hologic, Inc.                Common     436440101    7,451   341,798  SH      Sole                        NA    Sole
ICON Plc                  Sponsored ADR 41503T107   12,233   161,984  SH      Sole                        NA    Sole
IDEXX Laboratories, Inc.     Common     45168D104   11,539   236,746  SH      Sole                        NA    Sole
Intuitive Surgical, Inc.     Common     46120E602    5,819    21,600  SH      Sole                        NA    Sole
Inverness Medical
   Innovations, Inc.         Common     46126P106    8,090   243,900  SH      Sole                        NA    Sole
Laboratory Corp. of
   America Holdings          Common     50540R409    9,470   136,000  SH      Sole                        NA    Sole
Lexicon Pharmaceuticals,
   Inc.                      Common     528872104    1,271   794,191  SH      Sole                        NA    Sole
Martek Biosciences
   Corporation               Common     572901106   10,790   320,092  SH      Sole                        NA    Sole

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Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC

Page 1 of 1

                                                                                                                    COLUMN 8
                                                                                     COLUMN 6                        VOTING
COLUMN 1                    COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5        INVESTMENT DISCRETION           AUTHORITY (SHARES)
                                                                              ------------------------          -------------------
                                                                                   (B) SHARED-   (C)   COLUMN 7
                                                   VALUE   SHARES OR SH/ PUT/  (A) AS DEFINED  SHARED-  OTHER    (A)   (B)    (C)
NAME OF ISSUER           TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL SOLE IN INSTR. V  OTHER  MANGERS  SOLE SHARED  NONE
------------------------ -------------- --------- -------- --------- --- ---- ---- ----------- ------- -------- ---- ------ -------
Masimo Corporation           Common     574795100   15,801   460,000  SH      Sole                        NA    Sole
Medarex, Inc.                Common     583916101    5,969   903,000  SH      Sole                        NA    Sole
Medco Health Solutions,
   Inc.                      Common     58405U102    9,827   208,200  SH      Sole                        NA    Sole
Medicines Company            Common     584688105   11,238   567,000  SH      Sole                        NA    Sole
Merck & Co., Inc.            Common     589331107    2,910    77,200  SH      Sole                        NA    Sole
Momenta Pharmaceuticals,
   Inc.                      Common     60877T100   10,199   829,200  SH      Sole                        NA    Sole
Mylan Inc.                   Common     628530107    5,495   455,250  SH      Sole                        NA    Sole
Myriad Genetics, Inc.        Common     62855J104   10,629   233,500  SH      Sole                        NA    Sole
Myriad Genetics, Inc.        Common     62855J104   10,606   233,000      PUT Sole                        NA    Sole
NitroMed, Inc.               Common     654798503      697   696,600  SH      Sole                        NA    Sole
Omrix Biopharmaceuti-
   cals, Inc.                Common     681989109    5,380   341,800  SH      Sole                        NA    Sole
OSI Pharmaceuticals,
   Inc.                      Common     671040103    7,933   192,000  SH      Sole                        NA    Sole
Penwest Pharmaceuticals
   Co.                       Common     709754105    2,628   973,239  SH      Sole                        NA    Sole
PerkinElmer, Inc.            Common     714046109    5,910   212,200  SH      Sole                        NA    Sole
Pharmaceutical Product
   Development, Inc.         Common     717124101    4,054    94,500  SH      Sole                        NA    Sole
Phase Forward, Inc.          Common     71721R406    2,022   112,500  SH      Sole                        NA    Sole
Regeneron Pharmaceuti-
   cals, Inc.                Common     75886F107    1,444   100,000  SH      Sole                        NA    Sole
Sangamo BioSciences,
   Inc.                      Common     800677106    2,547   256,000  SH      Sole                        NA    Sole
Stryker Corporation          Common     863667101   11,350   180,500  SH      Sole                        NA    Sole
Synta Pharmaceuticals
   Corp.                     Common     87162T206    2,239   367,105  SH      Sole                        NA    Sole
Teva Pharmaceutical
   Industries, Ltd.            ADR      881624209   22,908   500,177  SH      Sole                        NA    Sole
Thermo Fisher
   Scientific, Inc.          Common     883556102   15,047   270,000  SH      Sole                        NA    Sole
United Therapeutics
   Corporation               Common     91307C102   14,780   151,200  SH      Sole                        NA    Sole
Vertex Pharmaceuticals
   Inc.                      Common     92532F100   10,844   324,000  SH      Sole                        NA    Sole
WellPoint, Inc.              Common     94973V107    4,737    99,400  SH      Sole                        NA    Sole
Xenoport, Inc.               Common     98411C100    5,019   128,600  SH      Sole                        NA    Sole
Zix Corp.                    Common     98974P100    3,572 1,285,000  SH      Sole                        NA    Sole

COLUMN TOTALS                                     $545,800